DERIVATIVE INSTRUMENTS (Schedule of Fair Value of Derivative Instruments) (Details) - Foreign Exchange [Member] - Forward Contracts [Member] - Other current liabilities [Member] - USD ($)
$ in Thousands
	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Fair value of liabilities not designated as hedging instruments		$ (57)
Fair value of liabilities designated as hedging instruments	$ (102)	$ (91)